Borrowed Funds (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Securities Sold Under Agreements to Repurchase

Information concerning the Company’s securities sold under agreements to repurchase as of September 30, 2017 and December 31, 2016 is summarized as follows:

(In thousands)	September 30, 2017	December 31, 2016
Balance at period end	$3,146	$3,494
Average balance during the period	3,881	5,948
Average interest rate during the period	0.19%	0.19%
Maximum month-end balance during the period	$6,286	$8,031

Information concerning the Company’s securities sold under agreements to repurchase as of December 31, 2016 and 2015 is summarized as follows:

	As of December 31,
(In thousands)	2016	2015
Balance at period end	$3,494	$5,840
Average balance during the year	5,948	7,486
Average interest rate during the year	0.19%	0.15%
Maximum month-end balance during the period	$8,031	$10,838

Summary of Debt

Details of the debt transactions are as follows:

(In thousands)	September 30, 2017	December 31, 2016
Cadence Bancorporation:
4.875% senior notes, due June 28, 2019	$145,000	$145,000
5.375% senior notes, due June 28, 2021	50,000	50,000
7.250% subordinated notes, due June 28, 2029, callable in 2024	35,000	35,000
6.500% subordinated notes, due March 2025, callable in 2020	40,000	40,000

Total long-term debt—Cadence Bancorporation	270,000	270,000
Cadence Bank:
6.250% subordinated notes, due June 28, 2029, callable in 2024	25,000	25,000
Debt issuance cost and unamortized premium	(1,738)	(2,693)
Purchased 4.875% senior notes, due June 28, 2019	(10,078)	(78)

Total long-term debt	$283,184	$292,229

Details of the debt transactions are as follows:

	As of December 31,
(in thousands)	2016	2015
Cadence Bancorporation:
4.875% senior notes, due June 28, 2019	$145,000	$145,000
5.375% senior notes, due June 28, 2021	50,000	50,000
7.250% subordinated notes, due June 28, 2029, callable in 2024	35,000	35,000
6.500% subordinated notes, due March 2025 , callable in 2020	40,000	40,000

Total long-term debt—Cadence Bancorporation	270,000	270,000
Cadence Bank:
6.250% subordinated notes, due June 28, 2029, callable in 2024	25,000	25,000
Debt issuance cost and unamortized premium	(2,771)	(3,744)

Total long-term debt	$292,229	$291,256

Summary of Junior Subordinated Debt

The following is a list of junior subordinated debt:

(In thousands)	September 30, 2017	December 31, 2016
Junior subordinated debentures, 3 month LIBOR plus 2.85%, due 2033	$30,000	$30,000
Junior subordinated debentures, 3 month LIBOR plus 2.95%, due 2033	5,155	5,155
Junior subordinated debentures, 3 month LIBOR plus 1.75%, due 2037	15,464	15,464

Total par value	$50,619	$50,619
Purchase accounting adjustment, net of amortization	(14,266)	(14,630)

Total junior subordinated debentures	$36,353	$35,989

The following is a list of junior subordinated debt:

	As of December 31,
(In thousands)	2016	2015
Junior subordinated debentures, 3 month LIBOR plus 2.85%, due 2033	$30,000	$30,000
Junior subordinated debentures, 3 month LIBOR plus 2.95%, due 2033	5,155	5,155
Junior subordinated debentures, 3 month LIBOR plus 1.75%, due 2037	15,464	15,464

Total par value	$50,619	$50,619
Purchase accounting adjustment, net of amortization	(14,630)	(15,170)

Total junior subordinated debentures	$35,989	$35,449